Business Combinations - Additional Information (Details) - DogBuddy - USD ($) shares in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Oct. 31, 2018	Nov. 30, 2019	Dec. 31, 2019	Feb. 29, 2020
Business Acquisition [Line Items]
Payments of stock issuance costs	$ 19.4
Business combination, fair value			$ 3.6
Holdback liabilities			0.3
Defrred taxes business combination			$ 1.7
Series G Redeemable Convertible Peferred Stock
Business Acquisition [Line Items]
Number of shares, acquired	1,900
Business combination, fair value	$ 3.9
Series G Preferred Stock
Business Acquisition [Line Items]
Change in value of Class A common stock subject to possible redemption (in Shares)	539	500
Shares issued during holdback				9
Shares retained during holdback				30
Common Stock
Business Acquisition [Line Items]
Number of shares, acquired	1,400